Equity Incentive Plans (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Line Items]
Expected dividend rate
Minimum [Member]
Equity Incentive Plans [Line Items]
Risk-free interest rate	0.60%
Expected life	5 years 6 months
Expected volatility	38.00%
Maximum [Member]
Equity Incentive Plans [Line Items]
Risk-free interest rate	0.62%
Expected life	7 years
Expected volatility	46.00%